Invesco California Value Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	VK-CE-CAVMI-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–157.22%(a)
California–150.50%
ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare);
Series 2012 A, RB	5.00%	08/01/2027	$1,000	$1,089,030
Series 2014 A, RB	5.00%	08/01/2043	2,000	2,233,920
Alhambra (City of), CA (Atherton Baptist Homes);
Series 2010 A, RB (b)(c)	7.50%	01/01/2020	1,335	1,382,005
Series 2010 A, RB (b)(c)	7.62%	01/01/2020	750	776,940
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(d)(e)	0.00%	08/01/2035	1,120	706,608
Series 2009 B, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2036	1,805	1,095,112
Anaheim City School District (Election of 2002); Series 2007, GO Bonds (INS -NATL)(d)(e)	0.00%	08/01/2024	4,970	4,482,542
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB (f)	5.00%	04/01/2056	6,600	7,680,354
Series 2017, Ref. RB	4.00%	04/01/2037	3,365	3,710,148
Series 2017, Ref. RB	4.00%	04/01/2049	1,240	1,337,836
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/2034	3,500	3,918,565
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds (e)	0.00%	08/01/2026	1,245	1,091,442
Series 2009, GO Bonds (e)	0.00%	08/01/2028	3,000	2,486,490
Series 2009, GO Bonds (e)	0.00%	08/01/2031	2,010	1,497,390
Series 2009, GO Bonds (e)	0.00%	08/01/2032	430	309,196
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS -AGM)(d)	5.50%	08/01/2020	1,510	1,515,345
California (State of);
Series 2004 B1, VRD GO Bonds (LOC - Citibank N.A.)(g)(h)	1.00%	05/01/2034	1,000	1,000,000
Series 2005 B, VRD GO Bonds (LOC - Mufg Union Bank N.A.)(g)(h)	1.08%	05/01/2040	1,000	1,000,000
Series 2009 A, Ref. GO Bonds (b)(c)	5.25%	07/01/2019	1,905	1,910,734
Series 2009 A, Ref. GO Bonds (b)(c)	5.25%	07/01/2019	1,095	1,098,296
Series 2009, GO Bonds	6.00%	11/01/2035	2,750	2,802,525
Series 2010, GO Bonds	5.50%	03/01/2040	5,955	6,130,315
Series 2010, GO Bonds	5.25%	11/01/2040	4,340	4,565,680
Series 2011, GO Bonds	5.00%	09/01/2032	3,050	3,287,198
Series 2011, GO Bonds	5.00%	10/01/2041	3,500	3,780,490
Series 2012, GO Bonds	5.00%	04/01/2042	4,000	4,360,320
Series 2012, Ref. GO Bonds	5.25%	02/01/2030	2,210	2,427,155
Series 2013, GO Bonds	5.00%	04/01/2037	11,080	12,408,160
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	5,000	5,778,400
Series 2016, GO Bonds (f)	5.00%	09/01/2045	6,600	7,795,986
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	2,630	3,165,205
California (State of) (Green Bonds); Series 2014, GO Bonds	5.00%	10/01/2037	1,755	2,041,311
California (State of) Community College Financing Authority (Orange Coast Properties LLC- Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,537,666
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB (i)	5.00%	04/01/2049	4,145	4,521,034
California (State of) Department of Water Resources (Central Valley); Series 2012 AN, RB (b)(c)	5.00%	12/01/2022	1,600	1,809,056
California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	2,950,125
California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,485,440
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,814,903
California (State of) Educational Facilities Authority (Pitzer College);
Series 2009, RB (b)(c)	5.38%	04/01/2020	2,000	2,067,640
Series 2009, RB (b)(c)	6.00%	04/01/2020	1,000	1,038,930
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB (f)	5.25%	04/01/2040	8,940	12,898,364
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB (b)(c)	5.75%	09/01/2019	2,500	2,526,375
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (b)(c)	6.00%	07/01/2019	2,500	2,508,550
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB (b)(c)	5.00%	08/15/2019	$ 6,000	$ 6,043,440
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles);
Series 2010, RB (b)(c)	5.25%	07/01/2020	5,050	5,262,201
Series 2017 A, Ref. RB	5.00%	08/15/2047	3,285	3,790,397
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford);
Series 2012, RB (f)	5.00%	08/15/2051	12,000	12,948,720
Series 2017, RB	4.00%	11/15/2047	1,090	1,170,507
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB (f)	5.00%	11/15/2036	6,250	6,352,750
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	5,000	5,611,250
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB (b)(c)	5.25%	11/15/2021	4,000	4,382,400
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 B, RB (b)(c)	5.50%	08/15/2020	3,500	3,673,985
Series 2012-XM0481, RB (f)	5.25%	08/15/2031	10,000	10,800,300
California (State of) Municipal Finance Authority (Albert Einstein Academies); Series 2013, RB	6.75%	08/01/2033	1,555	1,729,813
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,250	2,515,365
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB (i)	5.00%	06/01/2038	560	628,914
Series 2018 A, RB (i)	5.00%	06/01/2048	1,340	1,481,933
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB (i)	5.00%	11/01/2046	1,200	1,349,004
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 A, RB	5.25%	08/15/2049	3,700	4,112,772
California (State of) Municipal Finance Authority (Caritas Projects); Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	2,135,021
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2043	3,350	3,927,473
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2042	375	429,671
Series 2017 A, Ref. RB	5.00%	02/01/2047	3,620	4,122,456
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB (b)(c)	5.75%	07/01/2020	3,850	4,030,141
Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,701,390
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (j)	5.00%	12/31/2038	3,995	4,674,629
California (State of) Municipal Finance Authority (Orange County Civic Center); Series 2017 A, RB (f)	5.00%	06/01/2042	10,380	12,255,770
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB (i)	5.00%	07/01/2049	1,200	1,325,136
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2040	1,150	1,266,392
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS -Cal-Mortgage)(d)	5.00%	07/01/2049	1,250	1,512,575
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,346,110
California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB	5.00%	08/01/2039	500	552,370
Series 2019, Ref. RB	5.00%	08/01/2048	2,700	2,942,271
California (State of) Pollution Control Finance Authority;
Series 2012, RB (i)(j)	5.00%	07/01/2027	2,500	2,728,825
Series 2012, RB (i)(j)	5.00%	07/01/2037	6,000	6,426,480
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/2040	5,000	5,185,600
California (State of) Public Finance Authority (Sharp HealthCare); Series 2017 B, VRD RB (LOC - Barclays Bank PLC)(g)(h)	1.05%	08/01/2052	4,500	4,500,000
California (State of) Public Works Board (Judicial Council); Series 2013 A, RB	5.00%	03/01/2038	5,450	6,061,490
California (State of) Public Works Board (Various Capital); Series 2012 G, RB	5.00%	11/01/2032	1,500	1,667,850
California (State of) Public Works Board (Various State Universities);
Series 2013 H, RB (b)(c)	5.00%	09/01/2023	8,345	9,663,677
Series 2013 H, RB (b)(c)	5.00%	09/01/2023	2,000	2,316,040
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	2,000	2,280,860
Series 2015, RB (i)	5.00%	07/01/2045	2,635	2,916,444
California (State of) School Finance Authority (Aspire Public Schools); Series 2016, Ref. RB (i)	5.00%	08/01/2046	1,500	1,656,555
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (Green Dot Public Schools); Series 2018 A, RB (i)	5.00%	08/01/2048	$ 1,750	$ 2,012,028
California (State of) School Finance Authority (KIPP LA);
Series 2014 A, RB	5.00%	07/01/2034	600	667,002
Series 2014 A, RB	5.13%	07/01/2044	750	826,260
Series 2015 A, RB (i)	5.00%	07/01/2045	1,150	1,279,444
California (State of) School Finance Authority (New Designs Charter School);
Series 2012 A, RB	5.25%	06/01/2032	3,080	3,219,339
Series 2012, RB	5.50%	06/01/2042	450	470,273
California (State of) Statewide Communities Development Authority;
Series 2011, RB	6.75%	07/01/2031	1,425	1,530,194
Series 2012 A, RB	5.00%	04/01/2042	5,000	5,459,100
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	1,730	2,037,196
Series 2015, Ref. RB	5.00%	03/01/2045	5,585	6,436,266
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012 A, RB	6.37%	07/01/2047	2,060	2,214,026
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/2039	4,000	4,061,080
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	6.37%	11/01/2043	4,035	4,674,547
Series 2017 A, Ref. RB (i)	5.00%	11/01/2041	1,000	1,145,230
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/2030	4,325	4,544,277
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	4,580	5,299,884
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS -AGM)(d)	5.25%	10/01/2043	1,500	1,682,625
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,437,613
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB (i)	5.00%	06/01/2046	2,000	2,185,920
Series 2019, RB (i)	5.00%	06/01/2039	375	426,833
Series 2019, RB (i)	5.00%	06/01/2051	1,145	1,286,705
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	3,500	3,883,040
California (State of) Statewide Communities Development Authority (Methodist Hospital of Sothern California); Series 2018; RB	5.00%	01/01/2048	1,005	1,159,609
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (b)(c)	6.75%	08/01/2019	1,785	1,800,262
California (State of) Statewide Communities Development Authority (NCCD—Hooper Street LLC—California College of the Arts);
Series 2019, RB (i)	5.25%	07/01/2039	910	1,047,547
Series 2019, RB (i)	5.25%	07/01/2049	2,500	2,836,875
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, RB (i)	7.25%	11/15/2041	2,000	2,048,100
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB (f)	5.00%	12/01/2041	10,090	10,843,925
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments); Series 2017, RB	5.00%	05/15/2050	3,500	4,048,135
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2006 A, RB (e)	0.00%	06/01/2046	17,000	3,220,140
California County Tobacco Securitization Agency (The) (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (e)	0.00%	06/01/2055	22,950	1,216,580
California County Tobacco Securitization Agency (The) (Los Angeles County Securitization Corp.); Series 2006, RB (k)	5.70%	06/01/2046	1,970	1,982,746
California County Tobacco Securitization Agency (The) (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB (e)	0.00%	06/01/2046	10,000	1,816,600
California Infrastructure & Economic Development Bank; Series 2003 A, RB (b)(c)	5.00%	01/01/2028	1,500	1,942,485
California Infrastructure & Economic Development Bank (Independent System Operator Corp.); Series 2013, Ref. RB	5.00%	02/01/2039	3,000	3,306,900
California Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	3,049,145
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California State University;
Series 2012 A, RB (f)	5.00%	11/01/2037	$2,010	$2,230,959
Series 2015 A, Ref. RB	5.00%	11/01/2043	3,000	3,486,870
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	3,665	4,005,369
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(d)(e)	0.00%	08/01/2029	625	495,363
Compton (City of), CA; Series 2009, RB	6.00%	08/01/2039	1,750	1,758,995
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. RB	5.00%	09/01/2027	1,000	1,140,120
Series 2013, Ref. RB	5.00%	09/01/2029	1,720	1,951,925
Series 2013, Ref. RB	5.00%	09/01/2032	1,000	1,132,640
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	1,825	1,827,920
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds (e)	0.00%	08/01/2039	4,420	2,286,510
Series 2009, GO Bonds (e)	0.00%	08/01/2048	2,860	1,062,318
East Bay Municipal Utility District; Series 2010 A, Ref. RB (f)	5.00%	06/01/2020	2,745	2,847,526
Eden (Township of), CA Healthcare District;
Series 2010, COP (b)(c)	6.00%	06/01/2020	1,500	1,569,240
Series 2010, COP (b)(c)	6.12%	06/01/2020	500	523,695
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds (e)	0.00%	08/01/2031	2,735	1,993,952
Series 2009 A, GO Bonds (e)	0.00%	08/01/2033	615	418,114
Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,310	3,583,174
Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	1,000	1,111,160
Foothill-De Anza Community College District; Series 2011 C, GO Bonds (f)	5.00%	08/01/2040	13,500	14,598,630
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB (b)(e)	0.00%	01/01/2027	2,950	2,594,967
Series 2015, Ref. RB (INS -AGM)(d)(e)	0.00%	01/15/2035	6,245	3,882,954
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	2,121,016
Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,336,616
Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	1,230	1,230,283
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds (b)(e)	0.00%	08/01/2029	85	70,215
Series 2009 A, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2029	665	521,799
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	3,000	3,407,100
Series 2015 A, Ref. RB	5.00%	06/01/2040	1,805	2,083,692
Series 2015 A, Ref. RB	5.00%	06/01/2045	2,200	2,530,880
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	1,500	1,768,935
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	7,370	7,333,224
Series 2018 A-2, Ref. RB	5.00%	06/01/2047	12,920	12,855,529
Grossmont Union High School District (Election of 2004); Series 2006, GO Bonds (INS -NATL)(d)(e)	0.00%	08/01/2024	3,000	2,737,740
Inland Empire Tobacco Securitization Authority;
Series 2007 C-1, RB (e)	0.00%	06/01/2036	15,000	4,871,100
Series 2007 C-2, RB (e)	0.00%	06/01/2047	35,000	5,315,100
Irvine (City of), CA (Reassessment District No. 12-1);
Series 2012, GO Bonds	5.00%	09/02/2024	1,145	1,273,641
Series 2012, GO Bonds	5.00%	09/02/2025	500	555,370
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2013, GO Bonds	5.00%	09/02/2025	355	406,056
Series 2013, GO Bonds	5.00%	09/02/2026	400	456,436
Series 2013, GO Bonds	5.00%	09/02/2027	325	369,294
Series 2013, GO Bonds	5.00%	09/02/2028	350	395,906
Series 2013, GO Bonds	5.00%	09/02/2029	705	795,557
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	1,055	1,158,168
Series 2014, RB	5.00%	09/01/2049	1,055	1,153,769
Irvine Ranch Water District; Series 2016, RB (f)	5.25%	02/01/2046	8,175	9,837,795
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS -BAM)(d)	5.00%	09/01/2038	$ 1,500	$ 1,706,520
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	571,730
Series 2018 A, Ref. RB	5.00%	09/01/2049	1,575	1,794,350
La Quinta (City of), CA Successor Agency to the Redevelopment Agency (Areas No. 1 and 2);
Series 2013 A, Ref. RB	5.00%	09/01/2027	1,000	1,136,600
Series 2013 A, Ref. RB	5.00%	09/01/2028	4,000	4,541,120
Lancaster (City of), CA Redevelopment Agency (Combined Redevelopment Areas);
Series 2009, RB (b)(c)	6.87%	08/01/2019	575	580,026
Series 2009, RB (b)(c)	6.87%	08/01/2019	425	428,715
Long Beach (City of), CA;
Series 2010 A, RB	5.00%	06/01/2040	1,590	1,644,251
Series 2015, RB	5.00%	05/15/2026	1,000	1,143,880
Series 2015, RB	5.00%	05/15/2045	4,185	4,611,368
Long Beach (City of), CA (Long Beach Towne Center); Series 2008, RB	5.75%	10/01/2025	2,000	2,022,940
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	2,024,270
Long Beach Unified School District; Series 2012, Ref. GO Bonds (f)	5.00%	08/01/2031	11,625	12,885,266
Los Alamitos Unified School District; Series 2013, GO Bonds (k)	6.01%	08/01/2040	3,340	3,222,465
Los Angeles (City of), CA (Sonnenblick Del Rio); Series 2000, COP (INS -AMBAC)(d)	6.00%	11/01/2019	815	817,975
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1);
Series 2014, Ref. RB	5.00%	09/01/2029	1,000	1,159,410
Series 2014, Ref. RB	5.00%	09/01/2030	1,000	1,154,120
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2010 A, RB (f)	5.00%	05/15/2035	6,000	6,202,500
Series 2010 D, RB (f)	5.25%	05/15/2033	10,000	10,374,400
Series 2017 A, RB (j)	5.00%	05/15/2037	1,500	1,784,040
Series 2017 A, RB (j)	5.00%	05/15/2042	1,000	1,177,490
Los Angeles (City of), CA Department of Water & Power;
Series 2011 A, RB (f)	5.00%	07/01/2022	9,200	9,914,288
Series 2011 A, RB	5.25%	07/01/2039	2,000	2,116,760
Series 2012 A, RB (f)	5.00%	07/01/2043	5,250	5,793,060
Series 2012-XM0482, RB (f)	5.00%	06/01/2032	10,000	11,023,100
Series 2013 B, RB	5.00%	07/01/2027	3,000	3,444,300
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS -AMBAC)(d)(e)	0.00%	08/01/2026	1,200	1,012,512
Los Angeles Unified School District (Election of 2002); Series 2009 D, GO Bonds	5.00%	01/01/2034	2,000	2,005,580
Los Angeles Unified School District (Election of 2004); Series 2009 I, GO Bonds (INS -AGC)(d)	5.00%	01/01/2034	5,950	5,966,600
Marin (County of), CA Water District Financing Authority;
Series 2012 A, RB	5.00%	07/01/2044	4,000	4,395,000
Series 2017, RB (f)	5.00%	07/01/2047	6,035	7,196,677
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2034	850	547,298
Modesto (City of), CA (Community Center Refinancing); Series 1993 A, COP (INS -AMBAC)(d)	5.00%	11/01/2023	2,990	3,119,467
Montebello Unified School District (Election of 2004); Series 2009 A-1, GO Bonds (b)(c)	5.25%	08/01/2019	1,000	1,006,290
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS -AGC)(d)(e)	0.00%	08/01/2031	2,000	1,437,240
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS -AMBAC)(d)(e)	0.00%	08/01/2029	1,250	979,850
M-S-R Energy Authority; Series 2009 B, RB	6.12%	11/01/2029	1,000	1,270,270
Mt. San Antonio Community College District (Election 2008); Series 2013 A, GO Bonds (k)	6.25%	08/01/2043	4,000	3,775,120
Murrieta (City of), CA Public Financing Authority;
Series 2012, Ref. RB	5.00%	09/01/2025	975	1,072,793
Series 2012, Ref. RB	5.00%	09/01/2026	1,000	1,099,260
Murrieta Valley Unified School District Public Financing Authority (Election of 2006); Series 2008, GO Bonds (INS -AGM)(d)(e)	0.00%	09/01/2031	6,670	4,861,630
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB (b)(c)	7.00%	08/01/2021	750	841,305
North Orange County Community College District (Election of 2014); Series 2019 B, GO Bonds	4.00%	08/01/2044	2,500	2,789,975
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/2032	1,700	1,872,618
Northern California Transmission Agency (California-Oregon Transmission); Series 2016, Ref. RB	5.00%	05/01/2039	1,500	1,757,445
Norwalk-La Mirada Unified School District; Series 2005 B, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2029	6,000	4,750,740
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds (e)	0.00%	08/01/2028	$ 670	$ 550,305
Oakland (Port of), CA; Series 2012 P, Ref. RB (j)	5.00%	05/01/2028	3,000	3,279,750
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2040	2,430	2,758,925
Orange (County of), CA; Series 2009 A, RB	5.00%	07/01/2031	1,000	1,002,790
Orange (County of), CA Community Facilities District No. 2004-1 (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,083,830
Series 2014 A, Ref. RB	5.00%	08/15/2034	1,000	1,082,220
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	275	310,192
Series 2015 A, RB	5.25%	08/15/2045	3,645	4,105,509
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,387,480
Oroville (City of), CA (Oroville Hospital);
Series 2019, RB	5.25%	04/01/2039	1,175	1,379,250
Series 2019, RB	5.25%	04/01/2049	3,835	4,420,873
Palm Springs (City of), CA (Palm Springs International Airport);
Series 2006, Ref. RB (j)	5.45%	07/01/2020	135	135,074
Series 2006, Ref. RB (j)	5.55%	07/01/2028	165	165,107
Series 2008, Ref. RB (j)	6.40%	07/01/2023	230	230,288
Series 2008, Ref. RB (j)	6.50%	07/01/2027	175	175,656
Palomar Community College District; Series 2010, GO Bonds (k)	6.37%	08/01/2045	6,670	6,100,782
Palomar Pomerado Health; Series 2009, COP (b)(c)	6.75%	11/01/2019	3,000	3,065,550
Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS -AGC)(d)(e)	0.00%	07/01/2049	8,440	2,672,948
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2032	1,425	1,532,445
Series 2012, Ref. RB	5.00%	09/01/2037	1,495	1,600,981
Regents of the University of California;
Series 2013 AI, RB (f)	5.00%	05/15/2038	6,000	6,738,540
Series 2016 L, Ref. RB (f)	5.00%	05/15/2041	6,580	7,640,367
Series 2018 O, RB	5.00%	05/15/2048	10,000	12,026,800
Richmond (City of), CA Joint Powers Financing Authority (Point Potrero); Series 2009 A, RB	6.25%	07/01/2024	2,000	2,007,680
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	2,760	3,083,610
Series 2015, RB	5.00%	09/01/2044	1,500	1,670,445
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor); Series 2017 A, RB (INS -BAM)(d)	5.00%	10/01/2035	1,370	1,635,246
Riverside (County of), CA Transportation Commission; Series 2010 A, RB (b)(c)	5.00%	06/01/2020	2,000	2,073,680
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,863,151
Roseville Joint Union High School District; Series 1995 B, GO Bonds (INS -NATL)(d)(e)	0.00%	06/01/2020	645	621,109
Sacramento (City of), CA California (Convention Center Complex); Series A, RB	5.00%	06/01/2048	3,000	3,562,650
Sacramento (City of), CA Municipal Utility District;
Series 2011 X, Ref. RB (b)(c)	5.00%	08/15/2021	730	788,802
Series 2011 X, Ref. RB	5.00%	08/15/2027	2,120	2,291,826
Sacramento (County of), CA;
Series 2010, RB	5.00%	07/01/2040	5,000	5,175,450
Series 2018 C, Ref. RB (j)	5.00%	07/01/2039	3,315	3,971,005
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2011 A, Ref. RB	5.00%	12/01/2026	1,500	1,637,775
San Diego (City of), CA Public Facilities Financing Authority;
Series 2009 B, RB (b)(c)	5.38%	08/01/2019	5,000	5,032,400
Subseries 2012 A, Ref. RB	5.00%	08/01/2032	5,000	5,556,800
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement); Series 2012 A, RB	5.00%	04/15/2037	3,000	3,286,350
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	2,175	2,183,743
San Diego (City of), CA Regional Building Authority (County Operations Center); Series 2016 A, RB	5.00%	10/15/2035	1,500	1,772,565
San Diego (County of), CA Regional Airport Authority;
Series 2010 A, RB	5.00%	07/01/2034	4,880	5,054,997
Series 2010 A, RB	5.00%	07/01/2040	2,500	2,586,375
San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB (f)	5.00%	04/01/2048	7,020	7,932,109
San Diego Community College District (Election of 2002); Series 2009, GO Bonds (f)	5.25%	08/01/2033	5,000	5,031,850
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2010 F, RB	5.00%	05/01/2040	$4,000	$4,113,280
Series 2011 C, Ref. RB (j)	5.00%	05/01/2023	3,000	3,197,460
Series 2011 F, Ref. RB (j)	5.00%	05/01/2025	5,000	5,318,400
Series 2011 G, Ref. RB (b)(c)	5.25%	05/03/2021	2,170	2,332,771
Series 2011 G, Ref. RB	5.25%	05/01/2028	830	893,586
Series 2018 D, RB (f)(j)	5.25%	05/01/2048	10,500	12,670,665
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB (f)	5.00%	11/01/2036	6,300	6,848,730
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay North Redevelopment);
Series 2011 C, RB (b)(c)	6.50%	02/01/2021	400	434,560
Series 2011 C, RB (b)(c)	6.75%	02/01/2021	500	545,245
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	220	257,706
Series 2014 A, RB	5.00%	08/01/2028	370	432,031
Series 2014 A, RB	5.00%	08/01/2029	450	524,448
Series 2014 A, RB	5.00%	08/01/2032	785	908,104
Series 2014 A, RB	5.00%	08/01/2033	375	432,971
Series 2014 A, RB	5.00%	08/01/2043	1,000	1,128,910
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	1,635	1,766,143
San Francisco (City of), CA Bay Area Rapid Transit District;
Series 2010, Ref. RB (b)(c)	5.00%	07/01/2020	1,000	1,039,910
Series 2012 A, RB	5.00%	07/01/2036	6,565	7,252,486
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2004); Series 2013 C, GO Bonds (f)	5.00%	08/01/2037	5,000	5,646,850
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2016 Green Bond); Series 2017 A-1, GO Bonds (f)	5.00%	08/01/2047	6,575	7,894,800
San Francisco (City of), CA Utilities Commission; Series 2012, RB	5.00%	11/01/2036	5,000	5,473,700
San Joaquin Hills Transportation Corridor Agency; Series 2014 A, Ref. RB	5.00%	01/15/2044	3,275	3,690,958
San Jose (City of), CA Financing Authority (Civic Center); Series 2013 A, Ref. RB	5.00%	06/01/2039	5,000	5,613,300
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS -AGM)(d)(e)	0.00%	09/01/2032	1,000	716,320
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS -AGM)(d)	5.00%	08/01/2030	2,500	2,675,125
San Mateo Foster City Public Financing Authority; Series 2019, RB	5.00%	08/01/2049	3,330	4,085,710
Sanger Unified School District; Series 1999, Ref. GO Bonds (INS -NATL)(d)	5.60%	08/01/2023	660	698,260
Santa Ana Unified School District (Financing Project); Series 1999, COP (INS -AGM)(d)(e)	0.00%	04/01/2036	1,000	576,970
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	2,000	2,198,760
Series 2013, RB	5.62%	09/01/2043	3,000	3,294,690
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (e)	0.00%	06/01/2036	7,000	2,716,070
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2028	1,520	1,247,327
Series 2007 C, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2029	5,000	3,958,950
Series 2007 C, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2030	1,210	922,129
South Orange (County of), CA Public Financing Authority (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2028	750	820,103
Series 2014 A, Ref. RB	5.00%	08/15/2029	900	980,595
Series 2014 A, Ref. RB	5.00%	08/15/2030	1,000	1,085,950
Series 2014 A, Ref. RB	5.00%	08/15/2032	1,680	1,815,223
Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,079,530
Southern California Metropolitan Water District; Series 2009 B, Ref. RB (f)	5.00%	07/01/2027	7,825	7,846,988
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB (f)	5.25%	07/01/2031	2,850	3,070,562
Series 2011-1, RB (f)	5.25%	07/01/2029	2,850	3,080,936
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, RB	5.00%	06/01/2037	$1,640	$1,648,298
Series 2006 A-1, RB	5.13%	06/01/2046	8,730	8,748,856
Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improments -East); Series 2012 B, RB	5.25%	09/01/2042	1,500	1,618,065
Tustin (City of), CA Public Financing Authority; Series 2011 A, RB (b)(c)	5.00%	04/01/2021	3,500	3,741,290
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB (INS -BAM)(d)	5.00%	09/01/2038	7,000	8,037,190
Vernon (City of), CA;
Series 2009 A, RB (b)(c)	5.13%	08/01/2019	510	513,065
Series 2009 A, RB	5.13%	08/01/2021	1,105	1,110,956
West Contra Costa Unified School District; Series 2005, GO Bonds (INS -NATL)(d)(e)	0.00%	08/01/2025	5,000	4,429,550
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds (e)	0.00%	08/01/2032	9,370	6,676,593
Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2048	1,750	1,973,125
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS -AGM)(d)(e)	0.00%	08/01/2022	2,655	2,520,418
				955,289,823
Guam–4.72%
Guam (Territory of); Series 2011 A, RB	5.25%	01/01/2036		3,000	3,152,430
Guam (Territory of) (Section 30);
Series 2009 A, RB (b)(c)	5.38%	12/01/2019		3,150	3,212,401
Series 2009 A, RB (b)(c)	5.63%	12/01/2019		595	607,513
Series 2016 A, Ref. RB	5.00%	12/01/2031		4,000	4,506,920
Guam (Territory of) International Airport Authority; Series 2013 C, RB (j)	6.37%	10/01/2043		3,000	3,482,460
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS -AGM)(d)	5.00%	10/01/2026		2,500	2,763,375
Series 2012 A, Ref. RB (INS -AGM)(d)	5.00%	10/01/2027		1,500	1,656,030
Series 2012 A, Ref. RB (INS -AGM)(d)	5.00%	10/01/2030		4,000	4,394,440
Guam (Territory of) Waterworks Authority; Series 2014 A, Ref. RB	5.00%	07/01/2035		1,800	1,962,288
Port Authority of Guam; Series 2018 A, RB	5.00%	07/01/2048		3,675	4,215,997
					29,953,854
Virgin Islands–1.22%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044		1,720	1,521,237
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB (i)	5.00%	09/01/2030		2,000	2,206,100
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029		2,280	2,277,150
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025		1,665	1,677,487
Series 2010 A, RB	5.00%	10/01/2029		85	85,106
					7,767,080
Puerto Rico–0.78%
Children’s Trust Fund; Series 2002, RB	5.50%	05/15/2039		1,860	1,879,567
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS -NATL)(d)	5.25%	07/01/2030		1,150	1,250,418
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (e)	0.00%	07/01/2029		1,280	878,413
Series 2018 A-1, RB (e)	0.00%	07/01/2031		1,500	925,305
					4,933,703
TOTAL INVESTMENTS IN SECURITIES(l)–157.22% (Cost $919,625,050)					997,944,460
FLOATING RATE NOTE OBLIGATIONS–(24.67)%
Notes with interest and fee rates ranging from 1.80% to 2.09% at 05/31/2019 and contractual maturities of collateral ranging from 07/01/2022 to 04/01/2056 (See Note 1D)(m)					(156,600,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(32.81)%					(208,272,882)
OTHER ASSETS LESS LIABILITIES–0.26%					1,683,491
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$634,755,069
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.
(g)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $39,509,107, which represented 6.22% of the Trust’s Net Assets.
(j)	Security subject to the alternative minimum tax.
(k)	Convertible capital appreciation bonds. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2019. At May 31, 2019, the Trust’s investments with a value of $248,882,767 are held by TOB Trusts and serve as collateral for the $156,600,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate
Invesco California Value Municipal Income Trust

D.	Floating Rate Note Obligations — (continued)
securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco California Value Municipal Income Trust

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2019, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco California Value Municipal Income Trust